UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: sept 30, 2004
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
NV Pensioenverzekeringsmij
DSM.
Address:
P.O. Box 6500

6401 JH Heerlen

Netherlands
13F File
Number:
28-10439
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Willy N.M.J. Bours

Title:
Head Control
Department

Phone:
0131455782873

Signature,
Place,Heerlen
Nov, 4 2004



Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this
Manager:

FORM 13F SUMMARY PAGE  XE "FORM 13F SUMMARY PAGE"
Report Summary:
Number of Other Included
Managers:
0
Form 13F Information Table
Entry Total:
0
Form 13F Information Table
Value Total:
$ 0 (thousands)


List of Other Included
Managers:





No.  13F File Number
Name

	FORM 13F INFORMATION TABLE  XE "FORM 13F INFORMATION TABLE"
ID-nummer	Tittle of class	Isin Code	Value in US$*1000	Shares